IMPAIRMENT OF ASSETS - Results of Tests Performed, Sensitivity Analysis and Key Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying amount allocated to the asset group
Goodwill	$ 41,690,000	$ 30,841,000	$ 7,476,000
Results of test performed as of December 31, 2017
Income tax rate	28.80%	29.50%	29.50%
Tapes and Films and Cantech
Carrying amount allocated to the asset group
Goodwill	$ 41,690,000
Intangible assets with indefinite useful lives	7,964,000
Results of test performed as of December 31, 2017
Recoverable amount	$ 971,752,000
Annual revenue growth rate 2018	10.20%
Annual revenue growth rate 2019	2.50%
Annual revenue growth rate 2020	2.50%
Annual revenue growth rate 2021	2.50%
Annual revenue growth rate 2022	2.50%
Discount rate	10.60%
Cash flows beyond the five-year period have been extrapolated using a steady growth rate	2.50%
Income tax rate	23.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate 2018	6.60%
Annual revenue growth rate 2019	0.00%
Annual revenue growth rate 2020	0.00%
Annual revenue growth rate 2021	0.00%
Annual revenue growth rate 2022	0.00%
Discount rate	12.00%
Cash flows beyond 2018 have been extrapolated using a steady growth rate of	1.00%
Income tax rate	39.00%
Impairment loss due to changes in assumptions	$ 0